UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5497

Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2003

ITEM  1. REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

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                                   [CLIP ART]

                                    Municipal
                                   High Income
                                    Fund Inc.

                               [GRAPHIC OMITTED]

                                                                     Semi-Annual
                                                                       Report

                                                                     [CLIP ART]

                                                                      April 30,
                                                                        2003

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================================== [CLIP ART] ==================================

                        Municipal High Income Fund Inc.

================================================================================

                                 WHAT'S INSIDE

Letter From the Chairman ..................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................   15

Statement of Operations ...................................................   16

Statements of Changes in Net Assets .......................................   17

Notes to Financial Statements .............................................   18

Financial Highlights ......................................................   21

Financial Data ............................................................   22

Additional Shareholder Information ........................................   23

Dividend Reinvestment Plan ................................................   24

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================================== [CLIP ART] ==================================

                        Municipal High Income Fund Inc.

================================================================================

                            LETTER FROM THE CHAIRMAN

[PHOTO OMITTED]

R. JAY GERKEN
Chairman, President and
Chief Executive Officer

Dear Shareholder,

      The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

      We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-888-735-6507.

      As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.


Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken
Chairman, President and Chief Executive Officer

May 14, 2003

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================================== [CLIP ART] ==================================

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that Fund investors may reinvest their dividends in an effort to take advantage of what can be one of the most effective wealth-building tools available today? When the Fund achieves its objectives, systematic investments by shareholders put time to work for them through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A more complete description of the Plan begins on page 24. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or higher than 98% of the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of either 98% of the most recently determined NAV per share or 95% of the market price, whichever is greater.

If 98% of the NAV per share at the time of valuation is greater than the market price of the common stock, the Fund will buy common stock for your account in the open market or on the New York Stock Exchange.

If the Fund begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the NAV before the purchases are completed, the Fund will attempt to cancel any remaining orders and issue the remaining dividend or distribution in shares at 98% of the Fund's NAV per share. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at 1 (800) 331-1710.

--------------------------------------------------------------------------------

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

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                   Schedule of Investments (unaudited)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
Alabama -- 3.8%
$ 4,000,000  BB+    Butler, AL IDB, Solid Waste Disposal Revenue, (James River
                      Corp. Project), 8.000% due 9/1/28 (b).........................     $  3,722,320
    615,000  NR     Capstone Improvement District of Brookwood, AL, Series A,
                      7.700% due 8/15/23 (c)........................................          153,750
  1,000,000  CCC    Mobile, AL IDB, Solid Waste Disposal Revenue, (Mobile
                      Energy Services Co. Project), 6.950% due 1/1/20 (c)...........            7,500
  1,000,000  NR     Rainbow City, AL Special Health Care Facility Financing
                      Authority, Series A, 8.250% due 1/1/31........................        1,036,130
  1,000,000  AAA    West Jefferson, AL Amusement & Public Park Authority
                      Revenue, (Visionland Project), (Pre-Refunded-- Escrowed
                      with U.S. government securities to 12/1/06 Call @ 102),
                      8.000% due 12/1/26............................................        1,229,170
                                                                                         ------------
                                                                                            6,148,870
                                                                                         ------------
Alaska -- 0.7%
  1,055,000  NR     Alaska Industrial Development & Export Authority Revenue,
                      Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (b)........        1,096,546
                                                                                         ------------
Arizona -- 3.3%
  1,500,000  NR     Casa Grande, AZ IDA, Hospital Revenue, Casa Grande Regional
                      Medical Center, Series A, 7.625% due 12/1/29..................        1,548,615
  1,750,000  Ca*    Gila County, AZ IDA Revenue, ASARCO Inc.,
                      5.550% due 1/1/27.............................................          420,000
                    Maricopa, AZ IDA, MFH Revenue:
    485,000  NR       Avalon Apartments Project, Series C, 10.000% due 4/1/30.......          478,326
    960,000  NR       Gran Victoria Housing LLC Project, Series B,
                        10.000% due 5/1/31 (d)(e)...................................          978,931
  1,820,000  A3*    Phoenix, AZ IDA, MFH Revenue, (Ventana Palms Apartments
                      Project), Series B, 8.000% due 10/1/34........................        1,835,252
                                                                                         ------------
                                                                                            5,261,124
                                                                                         ------------
Arkansas -- 1.1%
                    Arkansas State Development Finance Authority:
  1,000,000  BBB++    Hospital Revenue, (Washington Regional Medical Center
                        Project), 7.375% due 2/1/29 (d).............................        1,079,760
    600,000  BB+      Industrial Facilities Revenue, (Potlatch Corp. Projects),
                        Series A, 7.750% due 8/1/25 (b).............................          599,892
                                                                                         ------------
                                                                                            1,679,652
                                                                                         ------------
California -- 4.1%
  1,500,000  NR     Barona, CA Band of Mission Indians, GO,
                      8.250% due 1/1/20 (d).........................................        1,612,185
  3,000,000  A3*    California State Department of Water Resources, Power Supply
                      Revenue, Series A, 5.375% due 5/1/21 (d)......................        3,133,170
  1,865,000  Ba3*   Vallejo, CA COP, Touro University, 7.375% due 6/1/29............        1,922,591
                                                                                         ------------
                                                                                            6,667,946
                                                                                         ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
Colorado -- 0.6%
$   999,000  NR     Highline Business Improvement District, Littleton, CO GO,
                      Series B, 8.750% due 12/15/19.................................     $  1,001,567
                                                                                         ------------
Connecticut -- 2.0%
                    Connecticut State Development Authority:
  1,735,000  NR       Aquarium Project Revenue, (Mystic Marinelife Aquarium
                        Project), Series A, 7.000% due 12/1/27 (d)..................        1,781,984
  1,435,000  NR       Health Care Revenue, (Independent Living Project),
                        Series B, (Pre-Refunded -- Escrowed with state & local
                        government securities to 7/1/03 Call @ 102), 8.000%
                        due 7/1/17..................................................        1,478,165
                                                                                         ------------
                                                                                            3,260,149
                                                                                         ------------
Delaware -- 0.6%
  1,000,000  NR     Sussex County, DE Assisted Living Facilities Revenue,
                      (Heritage at Milford Project), 7.250% due 7/1/29..............          884,570
                                                                                         ------------
Florida -- 11.3%
  2,000,000  AAA    Broward County, FL Water & Sewer Utility Revenue,
                      MBIA-Insured, 5.000% due 10/1/23 (d)..........................        2,080,600
                    Capital Projects Finance Authority, FL:
  2,000,000  NR       Continuing Care Retirement, Glenridge on Palmer Ranch,
                        Series A, 8.000% due 6/1/32 (d).............................        1,964,420
  2,000,000  NR       Student Housing Revenue, Florida University, Series A,
                        7.850% due 8/15/31 (d)......................................        2,032,020
  1,000,000  NR     Century Parc Community Development District, FL Special
                      Assessment, 7.000% due 11/1/31 (d)............................        1,028,510
                    Hillsborough County, FL:
  1,285,000  AAA      Aviation Authority Revenue, Tampa International Airport,
                        Series B, MBIA-Insured, 5.000% due 10/1/20 (b)..............        1,307,912
  2,750,000  NR       IDA Revenue, (Lakeshore Villas Project), Series A,
                        6.750% due 7/1/29...........................................        2,228,215
    875,000  NR     Homestead, FL IDR, Community Rehabilitation Providers
                      Program, Series A, 7.950% due 11/1/18.........................          899,369
  2,000,000  BBB++  Martin County, FL IDA, IDR, (Indiantown Cogeneration Project),
                      Series A, 7.875% due 12/15/25 (b)(d)..........................        2,080,100
  1,000,000  NR     Orange County, FL Health Facilities Authority Revenue, First
                      Mortgage, (GF/Orlando, Inc. Project), 9.000% due 7/1/31.......        1,027,890
  2,000,000  NR     Reunion East Community Development District, FL Special
                      Assessment, Series A, 7.375% due 5/1/33.......................        2,072,960
  1,500,000  NR     Waterlefe Community Development District, FL Golf Course
                      Revenue, 8.125% due 10/1/25...................................        1,539,795
                                                                                         ------------
                                                                                           18,261,791
                                                                                         ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
Georgia -- 4.5%
$ 1,000,000  AAA    Atlanta, GA Airport Revenue, Series B, FGIC-Insured,
                      5.625% due 1/1/30 (b).........................................     $  1,052,580
  2,500,000  NR     Atlanta, GA Tax Allocation, (Atlantic Station Project),
                      7.900% due 12/1/24 (d)........................................        2,538,550
  1,000,000  NR     Atlanta, GA Urban Residential Finance Authority, MFH Revenue,
                      Park Place Apartments, Series A, 6.750% due 3/1/31............          941,650
  1,000,000  NR     Gainesville & Hall County, GA Development Authority Revenue,
                      Senior Living Facility, Lanier Village Estates, Series C,
                      7.250% due 11/15/29...........................................        1,028,730
  1,435,000  NR     Savannah, GA EDA Revenue, Marshview Inn, Series A,
                      7.125% due 7/1/29.............................................          789,250
  1,005,000  NR     Walton County, GA IDA, IDR, (Walton Manufacturing Co.
                      Project), 8.500% due 9/1/07...................................          913,565
                                                                                         ------------
                                                                                            7,264,325
                                                                                         ------------
Illinois -- 1.3%
  2,000,000  AAA    Chicago, IL GO, Neighborhoods Alive 21 Program,
                      FGIC-Insured, 5.500% due 1/1/31...............................        2,117,560
                                                                                         ------------
Indiana -- 1.8%
  2,500,000  B-     East Chicago, IN PCR, (Inland Steel Co. Project No. 10),
                      6.800% due 6/1/13.............................................        1,575,000
  1,000,000  CCC    Indiana State Development Finance Authority, PCR, (Inland
                      Steel Co. Project No. 13), 7.250% due 11/1/11 (b).............          402,500
    975,000  NR     Indianapolis, IN MFH Revenue, (Lake Nora Fox Club Project),
                      Series B, 7.500% due 10/1/29..................................          852,794
                                                                                         ------------
                                                                                            2,830,294
                                                                                         ------------
Kentucky -- 0.7%
  1,500,000  BB-    Kenton County, KY Airport Board Revenue, (Delta Airlines
                      Project), Series A, 7.500% due 2/1/20 (b).....................        1,110,000
                                                                                         ------------
Louisiana -- 6.7%
  1,200,000  Baa2*  Lake Charles, LA Harbor & Terminal District, Port Facilities
                      Revenue, (Trunkline LNG Co. Project),
                      7.750% due 8/15/22............................................        1,245,792
  2,000,000  NR     Louisiana Local Government Environmental Facilities,
                      Community Development Authority Revenue, St. James Place,
                      Series A, 8.000% due 11/1/25..................................        1,959,180
  2,975,000  NR     Louisiana Public Facilities Authority Hospital Revenue, (Lake
                      Charles Memorial Hospital Project), 8.625% due 12/1/30........        2,718,079
                    Port of New Orleans, LA IDR:
                      Avondale Industries, Inc. Project:
    645,000  NR         ETM with U.S. government securities,
                        8.250% due 6/1/04 (f).......................................          669,516

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
Louisiana -- 6.7% (continued)
$ 2,845,000  NR         Pre-Refunded -- Escrowed with U.S. government
                          securities to 6/1/01 Call @ 103,
                          8.500% due 6/1/14 (d)(f)..................................      $ 3,118,348
  1,000,000  BB-      Continental Grain Co. Project, 7.500% due 7/1/13..............        1,022,650
                                                                                         ------------
                                                                                           10,733,565
                                                                                         ------------
Maryland -- 1.8%
  3,000,000  NR     Maryland State Economic Development Corp. Revenue,
                      Chesapeake Bay, Series A, 7.730% due 12/1/27 (d)..............        2,851,620
                                                                                         ------------
Massachusetts -- 5.5%
                    Boston, MA IDA Financing Revenue:
    750,000  NR       Crosstown Center Project, 8.000% due 9/1/35 (b)...............          752,633
    970,000  NR       Roundhouse Hospitality LLC Project,
                        7.875% due 3/1/25 (b).......................................          987,382
                    Massachusetts State Development Finance Agency Revenue:
  1,100,000  NR       Alliance Health Care Facility, Series A, 7.100% due 7/1/32....        1,082,565
  1,000,000  NR       Briarwood, Series B, 8.250% due 12/1/30.......................        1,051,910
                    Massachusetts State Health & Education Facilities
                      Authority Revenue:
  1,000,000  AAA        Beth Israel Deaconess Medical Center, Series G-4,
                          AMBAC-Insured, Variable Rate INFLOS,
                          10.712% due 7/1/25 (g)....................................        1,031,990
  1,000,000  BBB        Caritas Christi Obligation, Series B, 6.750% due 7/1/16.....        1,055,540
    895,000  AA     Massachusetts State HFA, Single-Family Housing Revenue,
                      Series 38, 7.200% due 12/1/26 (b).............................          932,250
  1,965,000  NR     Massachusetts State Industrial Finance Agency Revenue,
                      Assisted Living Facility, (Marina Bay LLC Project),
                      7.500% due 12/1/27 (b)........................................        1,987,381
                                                                                         ------------
                                                                                            8,881,651
                                                                                         ------------
Michigan -- 2.4%
  1,000,000  NR     Cesar Chavez Academy, COP, 8.000% due 2/1/33....................        1,001,310
                    Garden City, MI Hospital Finance Authority, Hospital Revenue,
                      Garden City Hospital Obligation Group, Series A:
  2,000,000  B1*        5.625% due 9/1/10...........................................        1,686,160
  1,000,000  B1*        5.750% due 9/1/17...........................................          751,110
  2,000,000  NR     Michigan State Strategic Fund, Resource Recovery Limited
                      Obligation Revenue, Central Wayne Energy Recovery L.P.,
                      Series A, 6.900% due 7/1/19 (b)(c)............................          500,000
                                                                                         ------------
                                                                                            3,938,580
                                                                                         ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
Minnesota -- 1.4%
$ 1,000,000  NR     Minneapolis & St. Paul, MN Metropolitan Airports Community
                      Special Facility Revenue, (Northwest Airlines Project),
                      Series A, 7.000% due 4/1/25 (b)...............................     $    660,070
  1,865,000  Ba2*   St. Paul, MN Housing & Redevelopment Authority
                      Hospital Revenue, (Healtheast Project), Series A,
                      6.625% due 11/1/17............................................        1,663,412
                                                                                         ------------
                                                                                            2,323,482
                                                                                         ------------
Missouri -- 0.2%
    250,000  NR     St. Joseph, MO IDA, (Living Community of St. Joseph Project),
                      7.000% due 8/15/32............................................          250,542
                                                                                         ------------
Montana -- 2.1%
  4,520,000  NR     Montana State Board of Investment, Resource Recovery
                      Revenue, (Yellowstone Energy L.P. Project),
                      7.000% due 12/31/19 (b)(d)....................................        3,419,742
                                                                                         ------------
New Jersey -- 3.5%
                    New Jersey EDA, Series A:
  1,000,000  NR       Healthcare Facility Revenue, (Sayreville Senior Living
                        Project), 6.375% due 4/1/29 (c).............................          420,000
  1,000,000  NR       Retirement Community Revenue, 8.250% due 11/15/30.............        1,086,660
  3,000,000  BBB-   New Jersey Health Care Facilities Financing Authority Revenue,
                      Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (d).....        3,296,340
  1,000,000  A-     Tobacco Settlement Financing Corp. Revenue,
                      6.750% due 6/1/39.............................................          884,630
                                                                                         ------------
                                                                                            5,687,630
                                                                                         ------------
New Mexico -- 0.1%
    175,000  AAA    New Mexico Mortgage Finance Authority, Single-Family
                      Mortgage Program, Series B, FHA-Insured,
                      8.300% due 3/1/20 (b).........................................          178,458
                                                                                         ------------
New York -- 5.5%
    700,000  NR     Brookhaven, NY IDA, Civic Facility Revenue, Memorial Hospital
                      Medical Center, Series A, 8.250% due 11/15/30.................          748,328
                    Monroe County, NY IDA:
  1,900,000  NR       Empire Sports Project, Series A, 6.250% due 3/1/28............        1,172,870
  1,000,000  NR       Woodland Village Project, 8.550% due 11/15/32.................        1,066,340
                    New York City, NY IDA, Civic Facility Revenue:
  1,380,000  NR       Community Residence for the Developmentally Disabled,
                        7.500% due 8/1/26...........................................        1,448,931
  1,335,000  NR       Special Needs Facility Pooled Program, Series A-1,
                        8.125% due 7/1/19...........................................        1,433,750

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
New York -- 5.5% (continued)
                    Suffolk County, NY IDA, Civic Facility Revenue, Southampton
                      Hospital Association:
                        Series A:
$ 1,000,000  NR           7.250% due 1/1/20.........................................     $    973,530
    990,000  NR           7.750% due 1/1/22.........................................          997,187
  1,000,000  NR         Series B, 7.625% due 1/1/30.................................        1,002,670
                                                                                         ------------
                                                                                            8,843,606
                                                                                         ------------
North Carolina -- 2.5%
  1,000,000  NR     Charlotte, NC Special Facilities Revenue, Charlotte/Douglas
                      International Airport, 5.600% due 7/1/27 (b)(c)...............          685,130
                    North Carolina Medical Care Commission, Health Care
                      Facilities Revenue, First Mortgage, (De Paul Community
                      Facilities Project):
  1,240,000  NR         6.125% due 1/1/28...........................................        1,126,738
    995,000  NR         7.625% due 11/1/29..........................................        1,023,407
  1,000,000  AAA    North Carolina Municipal Power Agency, Catawba Electric
                      Revenue, MBIA-Insured, Variable Rate FLAIRS,
                      12.591% due 1/1/11............................................        1,250,230
                                                                                         ------------
                                                                                            4,085,505
                                                                                         ------------
Ohio -- 3.4%
  1,500,000  BBB    Cuyahoga County, OH Hospital Facilities Revenue,
                      (Canton Inc. Project), 7.500% due 1/1/30......................        1,662,990
                    Montgomery County, OH Health Systems Revenue,
                      Series B-1, (Escrowed with state & local government
                      securities to 7/1/06 Call @ 102):
  1,035,000  AAA        Pre-Refunded, 8.100% due 7/1/18.............................        1,254,389
    420,000  AAA        Unrefunded Balance, 8.100% due 7/1/18.......................          483,869
  2,000,000  BBB-   Ohio State Air Quality Development Authority Revenue,
                      Cleveland Pollution Control, Series A, 6.000% due 12/1/13.....        2,082,580
  1,250,000  NR     Ohio State Solid Waste Revenue, Republic Engineered
                      Steels Inc., 9.000% due 6/1/21 (b)(c).........................                0
                                                                                         ------------
                                                                                            5,483,828
                                                                                         ------------
Oklahoma -- 0.9%
  2,000,000  B1*    Oklahoma Development Finance Authority Revenue, Hillcrest
                      Healthcare System, Series A, 5.625% due 8/15/29...............        1,466,160
                                                                                         ------------
Pennsylvania -- 9.9%
  2,200,000  C*     Allegheny County, PA IDA, Airport Special Facilities Revenue,
                      (USAir Inc. Project), Series B, 8.500% due 3/1/21 (b)(c)......          260,942
                    Beaver County, PA IDA, PCR:
  1,500,000  BBB      Cleveland Electric Illuminating Co. Project,
                        7.625% due 5/1/25...........................................        1,618,065
  2,000,000  BBB      Toledo Edison Co. Project, 7.625% due 5/1/20..................        2,157,420

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
Pennsylvania -- 9.9% (continued)
$ 1,000,000  NR     Cumberland County, PA Municipal Authority Retirement
                      Community Revenue, (Wesley Affiliated Services Inc.
                      Project), Series A, 7.250% due 1/1/35.........................     $    999,860
  3,000,000  NR     Dauphin County, PA General Authority Revenue, Hotel &
                      Conference Center - Hyatt Regency, 6.200% due 1/1/29..........        2,417,580
  2,640,000  NR     Montgomery County, PA Higher Education & Health
                      Authority Revenue, Temple Continuing Care Center,
                      6.625% due 7/1/19 (d).........................................        1,320,000
  1,000,000  NR     Northumberland County, PA IDA, (NHS Youth Services Inc.
                      Project), Series A, 7.500% due 2/15/29........................          972,110
  1,000,000  NR     Philadelphia, PA Authority for IDR, (Host Marriott L.P. Project),
                      Remarketed 10/31/95, 7.750% due 12/1/17.......................        1,017,280
                    Scranton-Lackawanna, PA Health & Welfare Authority Revenue:
    500,000  BB+++    Allied Services Rehabilitation Hospital, Series A,
                        7.600% due 7/15/20..........................................          500,420
                      Moses Taylor Hospital Project:
  1,115,000  BB+        6.150% due 7/1/14...........................................          742,088
  3,050,000  BB+        6.250% due 7/1/20...........................................        1,931,901
  2,000,000  NR     Westmoreland County, PA IDA, Healthcare Facilities, Redstone
                      Highlands Health, Series B, 8.125% due 11/15/30...............        2,104,680
                                                                                         ------------
                                                                                           16,042,346
                                                                                         ------------
Rhode Island -- 1.2%
  2,500,000  NR     Tobacco Settlement Financing Corp. Revenue, Variable Rate
                      FLAIRS, 9.653% due 6/1/08.....................................        1,944,725
                                                                                         ------------
South Carolina -- 2.3%
                    Connector 2000 Association Inc., SC Toll Road Revenue:
                      Capital Appreciation, Series B:
  3,100,000  B-         Zero coupon bond to yield 8.939% due 1/1/27.................          125,116
  7,750,000  B-         Zero coupon bond to yield 10.334% due 1/1/34................          188,480
  2,000,000  B-       Southern Connector Project, Series A, 5.375% due 1/1/38.......          837,640
    435,000  NR     Florence County, SC IDR, Stone Container Corp.,
                      7.375% due 2/1/07.............................................          446,058
    595,000  NR     McCormick County, SC COP, 9.750% due 7/1/09.....................          595,881
  2,000,000  NR     Tobacco Settlement Revenue Management Authority, Variable
                      Rate FLAIRS, 10.486% due 5/15/28..............................        1,474,760
                                                                                         ------------
                                                                                            3,667,935
                                                                                         ------------
South Dakota -- 0.9%
  1,515,000  NR     Oglala Sioux Tribe, SD Pine Ridge County, Revenue Bonds,
                      7.500% due 7/1/13.............................................        1,517,318
                                                                                         ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
Tennessee -- 1.1%
$ 1,915,000  NR     Shelby County, TN Health, Educational & Housing Facilities
                      Board Revenue, MFH, (Hedgerow Apartments Project),
                      6.875% due 7/1/36.............................................     $  1,831,946
                                                                                         ------------
Texas -- 7.7%
                    Bexar County, TX Housing Financial Corp, MFH:
  1,000,000  NR       Continental Lady Ester, Series A, 6.875% due 6/1/29...........          955,940
  1,185,000  Baa3*    Nob Hill Apartments, Series B, 8.500% due 6/1/31..............        1,171,266
    245,000  Baa3*    Waters at Northern Hills, Series C, 7.750% due 8/1/36.........          240,093
  2,000,000  Ba3*   El Paso, TX International Airport Revenue, Special Facilities,
                      (Marriott Corp. Project), 7.750% due 3/1/12 (d)...............        2,021,340
  2,000,000  Ba3*   Gulf Coast, TX IDA, Solid Waste Disposal Revenue, (CITGO
                      Petroleum Corp. Project), 7.500% due 5/1/25 (b)...............        1,969,300
  2,750,000  B      Houston, TX Airport Systems Revenue, Special Facilities,
                      Continental Airlines Inc., Series C, 6.125% due 7/15/27 (b)...        1,608,750
  1,000,000  CCC++  Northgate Crossing, TX Municipal Utility, District No. 1, GO,
                      8.875% due 12/1/13............................................        1,044,140
    985,000  Baa3*  Texas State Affordable Housing Corp., MFH Revenue, HIC
                      Arborstone Baybrook, Series C, 7.250% due 11/1/31.............          981,218
  1,405,000  Baa2*  Travis County, TX HFA, MFH Revenue, (Lakeview Apartments
                      Project), Series A, 6.375% due 1/1/34 (d).....................        1,396,415
  1,000,000  NR     Willacy County, TX (Public Facility Corp. Project), Series A-1,
                      8.250% due 12/1/23............................................          997,930
                                                                                         ------------
                                                                                           12,386,392
                                                                                         ------------
Utah -- 1.9%
  1,615,000  NR     Hurricane, UT Health Facilities Development Revenue,
                      (Mission Health Services Project), 10.500% due 7/1/20 (c).....        1,130,500
  2,000,000  NR     Utah State HFA Revenue, (RHA Community Services of
                      Utah Inc. Project), Series A, 6.875% due 7/1/27...............        1,991,580
                                                                                         ------------
                                                                                            3,122,080
                                                                                         ------------
Virginia -- 1.9%
    550,000  A3*    Alexandria, VA Redevelopment & Housing Authority, MFH
                      Revenue, (Parkwood Court Apartments Project), Series C,
                      8.125% due 4/1/30.............................................          561,825
  1,000,000  NR     Fairfax County, VA EDA Revenue, Retirement Community,
                      Greenspring Village Inc., Series A, 7.500% due 10/1/29........        1,065,220
 23,400,000  BBB-++ Pocahontas Parkway Association, VA Toll Road Revenue,
                      Capital Appreciation, Series B, zero coupon bond to yield
                      8.776% due 8/15/34............................................        1,400,022
                                                                                         ------------
                                                                                            3,027,067
                                                                                         ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Schedule of Investments (unaudited) (continued)
                                                                  April 30, 2003
================================================================================

   FACE
  AMOUNT     RATING(a)                         SECURITY                                      VALUE
=====================================================================================================
West Virginia -- 0.6%
$ 1,000,000  NR     West Virginia EDA, Commercial Development Revenue,
                      (Stonewall Jackson Project), Series B, 8.000% due 4/1/30......     $  1,002,460
                                                                                         ------------
Wisconsin -- 0.7%
  1,745,000  NR     Wisconsin State Health & Educational Facilities Authority
                      Revenue, (Benchmark Healthcare of Green Bay Inc. Project),
                      Series A, 7.750% due 5/1/27...................................        1,134,250
                                                                                         ------------
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $181,891,215**).........................................    $161,405,282
                                                                                         ============

----------
(a) All ratings are by Standard & Poor's Rating Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service and those identified by a double dagger (++), which are rated by Fitch Ratings.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)   Security is currently in default.
(d) All of a portion of this security has been segregated for open futures contracts commitments (See Note 4).
(e) All or a portion of this security is held as collateral for open futures contracts commitments (See Note 4).
(f) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(g) Inverse floating rate security -- coupon varies inversely with level of short-term tax exempt interest rates.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 12 through 14 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                              Bond Ratings (unaudited)
================================================================================

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is extremely strong.

AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A          -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB        -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B,     -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC and CC    predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa        -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa         -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A          -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                  Bond Ratings (unaudited) (continued)
================================================================================

Baa        -- Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba         -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B          -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over many long period of time may be small.
Caa        -- Bonds rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca         -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C          -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings ("Fitch") -- Ratings from "BBB" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

BBB        -- Bonds rated "BBB" by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB         -- Bonds rated "BB" by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

CCC,       -- Bonds rated "CCC", "CC" and "C" by Fitch carry the real
CC and C possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated "CC" appears probable, a "C" rating indicates imminent default.

NR         -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                   Short-Term Bond Ratings (unaudited)
================================================================================

A-1        -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1     -- Moody's highest rating for issues having a demand feature -- VRDO.

                                               Security Descriptions (unaudited)
================================================================================

ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- American Municipal Bond Assurance Corporation
BAN    -- Bond Anticipation Notes
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
CHFCLI -- California Health Facility Construction Loan Insurance
CONNIE -- College Construction Loan
 LEE      Insurance Association
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
ETM    -- Escrowed to Maturity
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FLAIRS -- Floating Adjustable Interest Rate Securities
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financing Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority/Agency
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MFH    -- Multi-Family Housing
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
PSFG   -- Permanent School Fund Guaranty
RAN    -- Revenue Anticipation Notes
RIBS   -- Residual Interest Bonds
RITES  -- Residual Interest Tax-Exempt Securities
SYCC   -- Structured Yield Curve Certificate
TAN    -- Tax Anticipation Notes
TECP   -- Tax-Exempt Commercial Paper
TOB    -- Tender Option Bonds
TRAN   -- Tax and Revenue Anticipation Notes
VA     -- Veterans Administration
VRWE   -- Variable Rate Wednesday Demand

                                                 Municipal High Income Fund Inc.
[CLIP ART]                       Statement of Assets and Liabilities (unaudited)
                                                                  April 30, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $181,891,215) ...................   $ 161,405,282
   Interest receivable ............................................       4,295,871
   Receivable for securities sold .................................          30,000
                                                                      -------------
   Total Assets ...................................................     165,731,153
                                                                      -------------

LIABILITIES:
   Payable to broker -- variation margin ..........................         304,688
   Bank overdraft .................................................         273,902
   Investment advisory fee payable ................................          57,516
   Administration fee payable .....................................          28,497
   Accrued expenses ...............................................          69,243
                                                                      -------------
   Total Liabilities ..............................................         733,846
                                                                      -------------
Total Net Assets ..................................................   $ 164,997,307
                                                                      =============

NET ASSETS:
   Par value of capital shares ....................................   $     208,831
   Capital paid in excess of par value ............................     192,384,932
   Undistributed net investment income ............................         614,060
   Accumulated net realized loss from security transactions and
     futures contracts ............................................      (7,822,350)
   Net unrealized depreciation of investments and futures contracts     (20,388,166)
                                                                      -------------
Total Net Assets ..................................................   $ 164,997,307
                                                                      =============
Shares Outstanding ................................................      20,883,100
                                                                      -------------
Net Asset Value ...................................................   $        7.90
                                                                      -------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                   Statement of Operations (unaudited)
                                         For the Six Months Ended April 30, 2003
================================================================================

INVESTMENT INCOME:
   Interest                                                        $  6,631,870
                                                                   ------------

EXPENSES:
   Investment advisory fee (Note 3) ...........................         333,101
   Administration fee (Note 3) ................................         166,551
   Shareholder servicing fees .................................          46,155
   Audit and legal ............................................          45,250
   Directors' fees ............................................          34,390
   Custody ....................................................          25,340
   Shareholder communications .................................          12,670
   Other ......................................................          35,295
                                                                   ------------
   Total Expenses .............................................         698,752
                                                                   ------------
Net Investment Income .........................................       5,933,118
                                                                   ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
   Realized Loss From:
     Security transactions (excluding short-term securities) ..      (2,179,100)
     Futures contracts ........................................      (2,344,842)
                                                                   ------------
   Net Realized Loss ..........................................      (4,523,942)
                                                                   ------------
   Change in Net Unrealized Depreciation of Investments
   and Futures Contracts:
     Beginning of period ......................................     (19,294,641)
     End of period ............................................     (20,388,166)
                                                                   ------------
   Increase in Net Unrealized Depreciation ....................      (1,093,525)
                                                                   ------------
Net Loss on Investments and Futures Contracts .................      (5,617,467)
                                                                   ------------
Increase in Net Assets From Operations ........................    $    315,651
                                                                   ============

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                   Statements of Changes in Net Assets
                             For the Six Months Ended April 30, 2003 (unaudited)
                                             and the Year Ended October 31, 2002
================================================================================

                                                              2003             2002
                                                              ----             ----
Operations:
   Net investment income .............................   $   5,933,118    $  11,994,943
   Net realized loss .................................      (4,523,942)        (164,823)
   Increase in net unrealized depreciation ...........      (1,093,525)     (10,433,215)
                                                         -------------    -------------
   Increase in Net Assets From Operations ............         315,651        1,396,905
                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income .............................      (5,826,385)     (11,902,496)
                                                         -------------    -------------
   Decrease in Net Assets From
      Distributions to Shareholders ..................      (5,826,385)     (11,902,496)
                                                         -------------    -------------

FUND SHARE TRANSACTIONS (NOTE 6):
   Net asset value of shares issued for
      reinvestment of dividends ......................              --        1,446,084
                                                         -------------    -------------

   Increase in Net Assets From
      Fund Share Transactions ........................              --        1,446,084
                                                         -------------    -------------

Decrease in Net Assets ...............................      (5,510,734)      (9,059,507)

NET ASSETS:
   Beginning of period ...............................     170,508,041      179,567,548
                                                         -------------    -------------
   End of period* ....................................   $ 164,997,307    $ 170,508,041
                                                         =============    =============

* Includes undistributed net investment income of: ...   $     614,060    $     507,327
                                                         =============    =============

                      See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                             Notes to Financial Statements (unaudited)
================================================================================

      1. Significant Accounting Policies

      Municipal High Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service. Securities with no readily obtainable market quotations are valued at fair value as determined by an independent pricing service under the supervision of the Fund's Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      In addition, the Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                 Notes to Financial Statements (unaudited) (continued)
================================================================================

      2. Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

      Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

      3. Investment Advisory Agreement, Administration Agreement and Other Transactions

      Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.40% of the average daily net assets. SBFM also acts as the administrator of the Fund for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Citigroup or its affiliates.

      4. Investments

      During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

Purchases ..........................................                 $20,616,066
                                                                     ===========
Sales ..............................................                 $20,962,122
                                                                     ===========

      At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation ..........................           $  4,121,927
Gross unrealized depreciation ..........................            (24,607,860)
                                                                   ------------
Net unrealized depreciation ............................           $(20,485,933)
                                                                   ============

                                                 Municipal High Income Fund Inc.
[CLIP ART]                 Notes to Financial Statements (unaudited) (continued)
================================================================================

      5. Futures Contracts

      Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

      At April 30, 2003, the Fund had the following open futures contracts:

                            Number of                    Basis        Market     Unrealized
                            Contracts    Expiration      Value         Value        Gain
                            ---------    ----------      -----         -----        ----
To Sell:
U.S. Treasury 20 Year Bond     325          6/03      $37,157,923   $37,060,156    $97,767

      6. Capital Shares

      At April 30, 2003, the Fund had 500,000,000 shares of capital stock authorized with a par value of $0.01 per share.

      Capital stock transactions were as follows:

                                           Six Months Ended              Year Ended
                                            April 30, 2003            October 31, 2002
                                        ----------------------     ---------------------
                                         Shares      Amount         Shares      Amount
                                        --------    ----------     --------   ----------
Shares issued on reinvestment .......         --            --      174,992   $1,446,084
                                        ========    ==========     ========   ==========

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                                  Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

                                        2003(1)         2002          2001          2000          1999          1998
                                     -------            ----          ----          ----          ----          ----
Net Asset Value,
  Beginning of Period ..........   $    8.16       $    8.67     $    8.86     $    9.00     $    9.77     $    9.76
                                   ---------       ---------     ---------     ---------     ---------     ---------
Income (Loss) From
Operations:
  Net investment income(2) .....        0.28            0.58          0.59          0.60          0.58          0.60
  Net realized and unrealized
    gain (loss)(2) .............       (0.26)          (0.52)        (0.20)        (0.16)        (0.76)         0.03
                                   ---------       ---------     ---------     ---------     ---------     ---------
Total Income (Loss)
  From Operations ..............        0.02            0.06          0.39          0.44         (0.18)         0.63
                                   ---------       ---------     ---------     ---------     ---------     ---------

Less Distributions From:
  Net investment income ........       (0.28)          (0.57)        (0.58)        (0.58)        (0.59)        (0.61)
  In excess of net investment
    income .....................          --              --            --            --            --         (0.01)
                                   ---------       ---------     ---------     ---------     ---------     ---------
Total Distributions ............       (0.28)          (0.57)        (0.58)        (0.58)        (0.59)        (0.62)
                                   ---------       ---------     ---------     ---------     ---------     ---------

Net Asset Value,
  End of Period ................   $    7.90       $    8.16     $    8.67     $    8.86     $    9.00     $    9.77
                                   =========       =========     =========     =========     =========     =========
Total Return,
  Based on Market Price ........        1.91%++        (4.70)%       13.85%         9.39%       (15.76)%        9.34%
                                   =========       =========     =========     =========     =========     =========
Total Return,
  Based on Net Asset Value .....        0.49%++         0.91%         4.77%         5.97%        (1.79)%        6.75%
                                   =========       =========     =========     =========     =========     =========
Net Assets,
  End of Period (millions) .....   $     165       $     171     $     180     $     181     $     184     $     198
                                   =========       =========     =========     =========     =========     =========

Ratios to Average
Net Assets:
  Expenses .....................        0.84%+          0.80%         0.82%         0.71%         0.73%         0.74%
  Net investment income(2) .....        7.12+           6.84          6.74          6.72          6.08          6.07

Portfolio Turnover Rate ........          13%             33%           15%           27%           27%           57%

Market Price, End of Period ....   $   7.540       $   7.680     $   8.640     $   8.125     $   8.000     $  10.125

----------
(1)   For the six months ended April 30, 2003 (unaudited).
(2) Effective November 1, 2001, the Fund adopted a change in the accounting method, that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 6.80%. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total for the year.
+     Annualized.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                  Financial Data Per Share of Common Stock (unaudited)
================================================================================

                                                                     Dividend
 Record      Payable          NYSE         Net Asset   Dividend    Reinvestment
  Date         Date      Closing Price*      Value*      Paid         Price
 ------      --------    --------------      ------     -------       ------
11/20/00     11/24/00        $8.0600         $8.25      $0.0485       $7.96
12/26/00     12/29/00         8.0625          8.81       0.0485        8.49
 1/23/01      1/26/01         8.8125          8.79       0.0485        8.61
 2/20/01      2/23/01         8.7400          8.77       0.0485        8.60
 3/27/01      3/30/01         8.3800          8.77       0.0485        8.57
 4/24/01      4/27/01         8.6800          8.67       0.0485        8.50
 5/22/01      5/25/01         8.6200          8.69       0.0485        8.52
 6/26/01      6/29/01         8.6300          8.71       0.0485        8.54
 7/24/01      7/27/01         8.5700          8.75       0.0485        8.57
 8/28/01      8/31/01         8.8900          8.83       0.0485        8.65
 9/25/01      9/28/01         8.3000          8.71       0.0485        8.54
10/23/01     10/26/01         8.6300          8.70       0.0485        8.53
11/27/01     11/30/01         8.5000          8.59       0.0485        8.42
12/24/01     12/28/01         7.8900          8.42       0.0485        8.16
 1/22/02      1/25/02         8.3000          8.45       0.0485        8.28
 2/19/02      2/22/02         8.3500          8.40       0.0485        8.23
 3/19/02      3/22/02         8.1600          8.34       0.0485        8.11
 4/23/02      4/26/02         8.0700          8.36       0.0485        8.18
 5/28/02      5/31/02         8.1200          8.36       0.0485        8.19
 6/25/02      6/28/02         8.1600          8.43       0.0465        8.25
 7/23/02      7/26/02         8.0700          8.46       0.0465        8.22
 8/27/02      8/30/02         8.1600          8.41       0.0465        8.23
 9/24/02      9/27/02         8.3100          8.40       0.0465        8.23
10/22/02     10/25/02         7.6200          8.15       0.0465        7.79
11/25/02     11/29/02         7.2600          8.12       0.0465        7.35
12/23/02     12/27/02         7.3400          8.11       0.0465        7.42
 1/28/03      1/31/03         7.3900          8.03       0.0465        7.50
 2/25/03      2/28/03         7.4000          7.99       0.0465        7.51
 3/25/03      3/28/03         7.4000          7.93       0.0465        7.48
 4/22/03      4/25/03         7.4400          7.88       0.0465        7.49

----------
* As of record date.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                        Additional Shareholder Information (unaudited)
================================================================================

      Result of Annual Meeting of Shareholders

      The Annual Meeting of Shareholders of Municipal High Income Fund Inc. was held on February 24, 2003, for the purpose of considering and voting upon the election of three Directors, each for a three year term. The following table provides information concerning the matters voted upon at the Meeting:

      1. Election of Directors*

      Nominees                           Votes For               Votes Withheld
      --------                           ---------               --------------

      Allan J. Bloostein                17,403,355                   436,275

      R. Jay Gerken                     17,459,694                   379,936

      George M. Pavia                   17,447,650                   391,980

----------
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Dwight B. Crane, Paolo M. Cucchi, Robert A. Frankel, Paul Hardin and William R. Hutchinson.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                Dividend Reinvestment Plan (unaudited)
================================================================================

      The Fund's policy, which may be changed by the Fund's Board of Directors, is generally to make monthly distributions of substantially all its net investment income (i.e., income other than net realized capital gains) to the holders of the Fund's common stock. From time to time, when the Fund makes a substantial capital gains distribution, it may do so in lieu of paying its regular monthly dividend, net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized capital gains, if any, will be distributed to the shareholders at least once a year.

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose common stock is registered in his or her own name will have all distributions reinvested automatically by PFPC Global Fund Services ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC, as dividend-paying agent.

      The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the common stock is equal to or exceeds 98% of net asset value ("NAV") per share on the determination date (generally, the record date for the distribution), participants will be issued shares of common stock valued at the greater of (1) 98% of the NAV or (2) 95% of the market price. To the extent that the Fund issues shares to participants in the Plan at a discount to NAV, the interests of remaining shareholders (i.e., those who do not participate in the Plan) in the Fund's net assets will be proportionately diluted.

      If 98% of the NAV per share of the common stock at the time of valuation (which is the close of business on the determination date) exceeds the market price of common stock, PFPC will buy common stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds 98% of what the NAV per share of the common stock was at the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution by issuing shares at a price equal to the greater of (1) 98% of the NAV per share as of the valuation time, or (2) 95% of the then current market price. In this case, the number of shares of common stock received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share price paid by PFPC may

                                                 Municipal High Income Fund Inc.
[CLIP ART]                    Dividend Reinvestment Plan (unaudited) (continued)
================================================================================

exceed 98% of the NAV per share of the common stock. PFPC will begin to purchase common stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the Federal securities laws.

      PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges shall apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a pro-rata share of brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC or the Fund on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1 (800) 331-1710.

                              --------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices shares of its common stock in the open market. As of April 30, 2003, the Fund has not repurchased any shares.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                                Management of the Fund
================================================================================

Directors

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers

R. Jay Gerken
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Michael J. Maher
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

Transfer Agent

PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

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

                     (This page intentionally left blank.)

                               [GRAPHIC OMITTED]

                                   [CLIP ART]

This report is intended only for shareholders of Municipal High Income Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

                        Municipal High Income Fund Inc.
                                125 Broad Street
                                10th Floor, MF-2
                               New York, NY 10004

                                  FD1139 6/03
                                    03-4962

ITEM 2.     CODE OF ETHICS.

            Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.     [RESERVED]

ITEM 9.     CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

            (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.    EXHIBITS.

            (a)   Not applicable.

            (b)   Attached hereto.

            Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Municipal High Income Fund Inc.


By:   /s/ R. Jay Gerken
      --------------------------------
      R. Jay Gerken
      Chief Executive Officer of
      Municipal High Income Fund Inc.

Date: June 27, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      --------------------------------
      (R. Jay Gerken)
      Chief Executive Officer of
      Municipal High Income Fund Inc.

Date: June 27, 2003


By:   /s/ Richard Peteka
      --------------------------------
      Chief Financial Officer of
      Municipal High Income Fund Inc.

Date: June 27, 2003